Note 22 - Changes in Equity - Basis for Dividends (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net income, attributable to the equity holders of Ambev		R$ 11,379.4	R$ 11,780.0	[1]	R$ 10,995.0
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Retained earnings [member]
Statement Line Items [Line Items]
Net income, attributable to the equity holders of Ambev		11,379.4	11,780.0		10,995.0
Prescribed/additional dividends		26.1	28.2		30.1
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting		11.8	11.8		75.9
Retained earnings basis for dividends and destinations		12,762.2	13,250.3		14,289.7
Retained earnings [member] | IFRS 15 revenue from contracts with customers [member]
Statement Line Items [Line Items]
Impact of the adoption	[2]				(355.4)
Retained earnings [member] | IAS 29 [member]
Statement Line Items [Line Items]
Impact of the adoption	[3]	1,344.9	1,430.3		3,544.1
Net income reserves [member]
Statement Line Items [Line Items]
Reversal of the effects of the revaluation of property, plant and equipment on the predecessor basis of accounting
Dividends and interest on capital paid based on profit		7,716.4	7,717.4		7,545.6
Total of dividends and interest on capital		R$ 7,716.4	R$ 7,717.4		R$ 7,545.6
Percentage of distributed profit		60.00%	58.00%		53.00%
Total distributed and accrued for distribution		R$ 7,716.4	R$ 7,717.4		R$ 7,545.6
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Total of dividends and interest on capital		R$ 7,716.4	R$ 7,717.4		R$ 7,545.6
Percentage of distributed profit		60.00%	58.00%		53.00%
Total distributed and accrued for distribution		R$ 7,716.4	R$ 7,717.4		R$ 7,545.6

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	Impact of the adoption of IFRS 15, recognized on the date of initial application (January 1, 2018), already reflected in the consolidated financial statements of December 31, 2018.
[3]	As described in Note 1 (b) Application of inflation accounting and Financial Reporting in Hyperinflationary Economies.